5. MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
DisclosureOfMarketableSecuritiesLineItems [Line Items]
WAM		2 years 3 months 4 days
Fair value through other comprehensive income		R$ 42,029	R$ 45,963
Fair value through profit and loss		329,202	413,788
Amortized cost		658,735	725,534
Current		314,158	418,182
Non-current	[1]	344,577	307,352
Credit linked notes [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Fair value through other comprehensive income			19,285
Stocks [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Fair value through other comprehensive income		42,029	26,678
Financial treasury bills [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Fair value through profit and loss		312,515	396,994
Investment Funds - FIDC BRF [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Fair value through profit and loss		15,044	14,891
Investment funds [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Fair value through profit and loss		21,371	20,301
Sovereign Bonds and Others [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Amortized cost	[2]	R$ 287,504	R$ 265,783
Available For Sale [member] | Credit linked notes [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Currency		USD
Average interest rate (p.a.)	[3]
Trading Securities [member] | Stocks [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Currency		HKD
Trading Securities [member] | Financial treasury bills [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
WAM	[4]	3 years 4 months 20 days
Currency		R$
Average interest rate (p.a.)	[3]	1.90%
Trading Securities [member] | Investment Funds - FIDC BRF [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
WAM	[4]	2 years 11 months 16 days
Currency		R$
Trading Securities [member] | Investment funds [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Currency		ARS
Held To Maturity [member] | Sovereign Bonds and Others [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
WAM	[4]	2 years 3 months 29 days
Currency	[2]	AOA
Average interest rate (p.a.)	[3]	3.82%

[1]	Maturity until December of 2023.
[2]	It's comprised of private securities and sovereign securities of the Angola Government and are presented net of expected credit losses in the amount of R$9,894 (R$1,983 on December 31, 2019).
[3]	Weighted average annual rate.
[4]	Weighted average maturity in years.